Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 04, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, exercisable	246,128		1,637,156
Shares exercisable, weighted-average exercise price	$ 0.59		$ 0.59
Number of options outstanding	1,618,441		2,689,935	0
Options outstanding, weighted-average exercise price	$ 1.1		$ 0.59	$ 0
Shares available for future grant	441,397		262,616
Share based compensation arrangement by share based payment award award vesting period			4 years
Weighted-average grant date fair value of options granted	$ 2.12	$ 0.4	$ 0.53
Unrecognized compensation cost	$ 1,400		$ 569
Unrecognized compensation cost related to non-vested awards, expected period	3 years 8 months 12 days		3 years 6 months
2014 Restricted Unit Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance					2,500,000
Restricted unit plan, extinguished date	Apr. 30, 2021		Apr. 30, 2021
Shares available for future grant				82,563
2021 Stock option and Grant Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance			3,260,994
Number of shares, exercisable	1,168,441
Shares exercisable, weighted-average exercise price	$ 0.59
Number of options outstanding	1,168,441
Shares available for future grant			262,616
2022 Equity and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance	2,059,838
Percentage of increase in shares of stock outstanding	4.00%
Number of options outstanding	1,618,441
Options outstanding, weighted-average exercise price	$ 1.46
Shares available for future grant	441,397